Derivative Instruments and Hedging Activity (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of the fair values of derivative instruments designated as cash flow hedging instruments included in balance sheets
The fair values of NEP's derivative instruments designated as cash flow hedging instruments are included on NEP's consolidated balance sheets as follows:

	December 31, 2014		December 31, 2013
	Assets	Liabilities	Assets	Liabilities
	(millions)
Interest rate swaps:
Other non-current assets	$5	$—	$18	$—
Other current liabilities	$3	$3	$—	$4
Other non-current liabilities	$—	$7	$—	$—

Schedule of gains (losses) related to cash flow hedges
Gains (losses) related to NEP's cash flow hedges are recorded in NEP's consolidated financial statements as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
Interest rate swaps:
Gains (losses) recognized in other comprehensive income	$(26)	$14	$(4)
Losses reclassified from AOCI to net income(a)	$4	$4	$—
____________________
(a)  Included in interest expense.